Share Based Payment (Details) - Schedule of Share Option Activity	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule Of Share Option Activity Abstract
Options outstanding	1,160,500	634,500
Options outstanding	$ 2.16	$ 2.25
Granted	82,628	589,000
Granted	$ 1.1	$ 1.98
Exercised	(126,000)
Exercised	$ 0.03
Forfeited	(48,000)	(63,000)
Forfeited	$ 2.09	$ 1.26
Options outstanding	1,069,128	1,160,500
Options outstanding	$ 2.34	$ 2.16
Exercisable	652,878	424,000
Exercisable	$ 2.32	$ 1.64